Restructuring, Impairment and Other Charges - Schedule of Changes in the Restructuring Reserve (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring Cost And Reserve [Line Items]
Balance at the beginning	$ 37	$ 30
Restructuring Charges	15	27	$ 13
Foreign Exchange and Other	2	3
Cash Paid	(26)	(23)
Balance at the end	28	37	30
Employee terminations
Restructuring Cost And Reserve [Line Items]
Balance at the beginning	13	4
Restructuring Charges	8	20
Foreign Exchange and Other	2	1
Cash Paid	(15)	(12)
Balance at the end	8	13	4
Lease terminations and other
Restructuring Cost And Reserve [Line Items]
Balance at the beginning	4	5
Restructuring Charges	5	6
Foreign Exchange and Other	0	0
Cash Paid	(7)	(7)
Balance at the end	2	4	5
Multi-employer pension plan withdrawal obligations
Restructuring Cost And Reserve [Line Items]
Balance at the beginning	20	21
Restructuring Charges	2	1
Foreign Exchange and Other	0	2
Cash Paid	(4)	(4)
Balance at the end	$ 18	$ 20	$ 21